Cover	Feb. 11, 2025
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment 6
Entity Registrant Name	Athena Bitcoin Global
Entity Central Index Key	0001095146
Entity Tax Identification Number	87-0493596
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1 SE 3rd Avenue Suite 2740
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	(312)
Local Phone Number	690-4466
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false